UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437


13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Gillespie
Title:  Managing Member
Phone:  (203) 458-1500


Signature, Place and Date of Signing:

/s/ John D. Gillespie             Guilford, CT                February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     None                       None
    --------------------------------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       80

Form 13F Information Table Value Total: $357,458
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                       13F Report: (12/31/03) PROSPECTOR PARTNERS LLC (Guilford)


COLUMN 1                          COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8

NAME OF                           TITLE OF                     VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
ISSUER                            CLASS            CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
------                            -----            -----       -------- -------  --- ----   ----------  --------  ----   ------ ----
AETNA INC                         COMMON STOCK     00817Y108    4751      70300  SH         SOLE        NONE       70300  0     0
ALLEGHENY ENERGY INC              COMMON STOCK     017361106    5731     449200  SH         SOLE        NONE      449200  0     0
AMERADA HESS CORP                 COMMON STOCK     023551104    1665      31300  SH         SOLE        NONE       31300  0     0
AON CORP                          COMMON STOCK     037389103    4316     180260  SH         SOLE        NONE      180260  0     0
ASPEN INSURANCE HOLDINGS          COMMON STOCK     G05384105    1984      80000  SH         SOLE        NONE       80000  0     0
AUTOMATIC DATA PROCESSING INC     COMMON STOCK     053015103    5739     144900  SH         SOLE        NONE      144900  0     0
BANK OF BERMUDA LTD               COMMON STOCK     G07644100    6639     147665  SH         SOLE        NONE      147665  0     0
BANK OF HAWAII CORP               COMMON STOCK     062540109    9570     226800  SH         SOLE        NONE      226800  0     0
BANK ONE CORP                     COMMON STOCK     06423A103    2658      58300  SH         SOLE        NONE       58300  0     0
BANKNORTH GROUP INC               COMMON STOCK     06646R107    1493      45900  SH         SOLE        NONE       45900  0     0
BANTA CORP                        COMMON STOCK     066821109    3924      96900  SH         SOLE        NONE       96900  0     0
BEAR STEARNS COS INC              COMMON STOCK     073902108    3126      39100  SH         SOLE        NONE       39100  0     0
BERKLEY W R CORP                  COMMON STOCK     084423102    1961      56100  SH         SOLE        NONE       56100  0     0
BERKSHIRE HATHAWAY CL A INC DE    COMMON STOCK     084670108   36396        432  SH         SOLE        NONE         432  0     0
BERKSHIRE HATHAWAY INC CLASS B    COMMON STOCK     084670207   15386       5465  SH         SOLE        NONE        5465  0     0
BERKSHIRE HILL                    COMMON STOCK     084680107    1850      51100  SH         SOLE        NONE       51100  0     0
BISYS GROUP INC                   COMMON STOCK     055472104     151      10120  SH         SOLE        NONE       10120  0     0
BOSTONFED BANCORP INC             COMMON STOCK     101178101     230       6600  SH         SOLE        NONE        6600  0     0
CATHAY GENL BANCORP               COMMON STOCK     149150104     946      16897  SH         SOLE        NONE       16897  0     0
CHECKERS DRIVE-IN RESTAURANTS     COMMON STOCK     162809305     118      11400  SH         SOLE        NONE       11400  0     0
CHURCH & DWIGHT INC               COMMON STOCK     171340102    2293      57900  SH         SOLE        NONE       57900  0     0
CITIGROUP INC                     OPTIONS - CALLS  1729674AG    2912      60000  SH   CALL  SOLE        NONE       60000  0     0
CLOROX CO                         COMMON STOCK     189054109    1588      32700  SH         SOLE        NONE       32700  0     0
CNA FINL CORP                     OPTIONS - PUTS   1261170MW     362      15000  SH   PUT   SOLE        NONE       15000  0     0
COUNTRYWIDE CREDIT                CONVRT BONDS     222372AE4    3608    3000000  SH         SOLE        NONE     3000000  0     0
COUNTRYWIDE FINANCIA L CORP       COMMON STOCK     222372104    8211     108264  SH         SOLE        NONE      108264  0     0
EL PASO ELECTRIC CO NEW           COMMON STOCK     283677854    7581     567800  SH         SOLE        NONE      567800  0     0
ENPRO INDUSTRIES INC              COMMON STOCK     29355X107     341      24400  SH         SOLE        NONE       24400  0     0
EQUITY OFFICE PROPERTIES TRUST    REITS/RICS       294741103    1544      53900  SH         SOLE        NONE       53900  0     0
EVEREST RE GROUP LTD              COMMON STOCK     G3223R108    8807     104100  SH         SOLE        NONE      104100  0     0
EXPONENT INC                      COMMON STOCK     30214U102     324      15100  SH         SOLE        NONE       15100  0     0
FIRST DATA CORP                   COMMON STOCK     319963104   13099     318820  SH         SOLE        NONE      318820  0     0
FIRST DEFIANCE FINL CORP          COMMON STOCK     32006W106     267      10300  SH         SOLE        NONE       10300  0     0
FIRST ENERGY CORP                 COMMON STOCK     337932107    3784     107500  SH         SOLE        NONE      107500  0     0
FIRST HEALTH GROUP CORP           COMMON STOCK     320960107    1953     100000  SH         SOLE        NONE      100000  0     0
FIRST INVS FINL SVCS GROUP        COMMON STOCK     32058A101     893     200000  SH         SOLE        NONE      200000  0     0
FIRST NIAGARA FINANCIAL GROUP     COMMON STOCK     33582V108     225      15002  SH         SOLE        NONE       15002  0     0
FLEET BOSTON FINANCIAL CORP       OPTIONS - CALLS  3390301AF     780      17860  SH   CALL  SOLE        NONE       17860  0     0
HEALTH NET INC                    COMMON STOCK     42222G108    2332      71300  SH         SOLE        NONE       71300  0     0
HIBERNIA CORP CLASS A             COMMON STOCK     428656102    7536     320500  SH         SOLE        NONE      320500  0     0
INTEGRA BANK CORP                 COMMON STOCK     45814P105     490      22300  SH         SOLE        NONE       22300  0     0
INTERACTIVE DATA CORP             COMMON STOCK     45840J107     814      49200  SH         SOLE        NONE       49200  0     0
INTL SPEEDWAY CORP CL A           COMMON STOCK     460335201    1169      26300  SH         SOLE        NONE       26300  0     0
JOANN STORES                      COMMON STOCK     47758P307     241      11800  SH         SOLE        NONE       11800  0     0
KEYCORP NEW                       COMMON STOCK     493267108    1173      40000  SH         SOLE        NONE       40000  0     0
KINDER MORGAN MANAGE MENT LLC     COMMON STOCK     49455U100     583      13569  SH         SOLE        NONE       13569  0     0
LAFARGE NORTH AMER INC            COMMON STOCK     505862102    9909     244520  SH         SOLE        NONE      244520  0     0
LEUCADIA NATL CORP                COMMON STOCK     527288104   10813     234537  SH         SOLE        NONE      234537  0     0
MARATHON OIL CORP                 COMMON STOCK     565849106    2104      63600  SH         SOLE        NONE       63600  0     0
MERCK & CO INC                    COMMON STOCK     589331107    1779      38500  SH         SOLE        NONE       38500  0     0
MORGAN STANLEY ASIA-PACIFIC       COMMON STOCK     61744U106    1654     152400  SH         SOLE        NONE      152400  0     0
MONTPELIER RE HOLDINGS            COMMON STOCK     G62185106   46242    1260000  SH         SOLE        NONE     1260000  0     0
NUI CORP                          COMMON STOCK     629431107    1934     120000  SH         SOLE        NONE      120000  0     0
OHIO CAS CORP                     COMMON STOCK     677240103    8581     494300  SH         SOLE        NONE      494300  0     0
PEOPLE'S BANK BRIDGEPORT CONN     COMMON STOCK     710198102    1302      40000  SH         SOLE        NONE       40000  0     0
PEPSICO INC                       COMMON STOCK     713448108    5423     116300  SH         SOLE        NONE      116300  0     0
POST PPTYS INC                    COMMON STOCK     737464107    3608     129200  SH         SOLE        NONE      129200  0     0
PROGRESSIVE CORP OHIO             COMMON STOCK     743315103    3656      43750  SH         SOLE        NONE       43750  0     0
PROVIDENT BANCORP                 COMMON STOCK     743835100     240       5100  SH         SOLE        NONE        5100  0     0
PRUDENTIAL FINANCIAL INC          COMMON STOCK     744320102    3091      74000  SH         SOLE        NONE       74000  0     0
SCHERING PLOUGH CORP              COMMON STOCK     806605101     987      56800  SH         SOLE        NONE       56800  0     0
SIERRA PACIFIC RESOURCES          COMMON STOCK     826428104    8475    1154700  SH         SOLE        NONE     1154700  0     0
STATE BANCORP INC NY              COMMON STOCK     855716106     427      17600  SH         SOLE        NONE       17600  0     0
SUNTRUST BKS INC                  COMMON STOCK     867914103    1416      19800  SH         SOLE        NONE       19800  0     0
TIMBERLAND BANCORP INC            COMMON STOCK     887098101     590      26000  SH         SOLE        NONE       26000  0     0
TRAVELERS PROPERTY C ASUALTY      COMMON STOCK     89420G109     503      30000  SH         SOLE        NONE       30000  0     0
UNIONBANCAL CORP                  COMMON STOCK     908906100    7819     135900  SH         SOLE        NONE      135900  0     0
UNISOURCE ENERGY CORP HLD         COMMON STOCK     909205106    8951     363000  SH         SOLE        NONE      363000  0     0
UNIVERSAL AMERICAN FINANCIAL      COMMON STOCK     913377107     124      12500  SH         SOLE        NONE       12500  0     0
UNOCAL CORP                       COMMON STOCK     915289102    1370      37200  SH         SOLE        NONE       37200  0     0
WACHOVIA CORP                     COMMON STOCK     929903102    5959     127900  SH         SOLE        NONE      127900  0     0
WACHOVIA CORP                     CALLS            929903AAF    2562      55000  SH   CALL  SOLE        NONE       55000  0     0
WASHINGTON FED INC                COMMON STOCK     938824109    1967      69300  SH         SOLE        NONE       69300  0     0
WASHINGTON MUT INC                COMMON STOCK     939322103    1805      45000  SH         SOLE        NONE       45000  0     0
WASHINGTON MUT INC                CALLS            9393224GI    1605      40000  SH   CALL  SOLE        NONE       40000  0     0
WASHINGTON POST                   COMMON STOCK     939640108    1029       1300  SH         SOLE        NONE        1300  0     0
WESCO FINANCIAL CROP              COMMON STOCK     950817106     804       2286  SH         SOLE        NONE        2286  0     0
WHITE MOUNTAINS INSURANCE GROUP   COMMON STOCK     G9618E107   28517      62000  SH         SOLE        NONE       62000  0     0
WSFS FINL CORP                    COMMON STOCK     929328102     349       7800  SH         SOLE        NONE        7800  0     0
ZENITH NATL INS CORP              COMMON STOCK     989390109     319       9810  SH         SOLE        NONE        9810  0     0




02081.0001 #463869